Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income Per Share [Abstract]
Computation of basic and diluted net income per share
	2010	2011	2012

Net income attributable to Qihoo 360 Technology Co. Ltd	8,508	15,603	46,746
Accretion of Series A shares	815	203	-
Accretion of Series B shares	1,250	313	-
Accretion of Series C shares	978	255	-
Undistributed earnings allocated to Series A shares(i)	1,040	-	-
Undistributed earnings allocated to Series B shares(i)	906	-	-
Undistributed earnings allocated to Series C shares(i)	-	-	-
Undistributed earnings allocated to participating unvested shares(i)	778	1,124	2,049
Net income attributable to Class A and Class B ordinary shareholders
for computing basic net income per ordinary share	2,741	13,708	44,697
Net income attributable to nonvested shareholders for computing
basic net income per participating unvested shares(i)	778	1,124	2,049
Accretion of Series A shares	815	203	-
Undistributed earnings allocated to Series A shares(i)	1,040	-	-
Net income attributable to Series A shareholders for computing basic
net income per Series A share	1,855	203	-
Accretion of Series B shares	1,250	313	-
Undistributed earnings allocated to Series B shares(i)	906	-	-
Net income attributable to Series B shareholders for computing basic
net income per Series B share	2,156	313	-
Accretion of Series C shares	978	255	-
Undistributed earnings allocated to Series C shares(i)	-	-	-
Net income attributable to Series C shareholders for computing basic
net income per Series C share	978	255	-
Weighted average ordinary shares outstanding used in computing basic
net income per Class A and Class B ordinary share	55,568,041	137,775,752	168,709,221
Weighted average shares used in calculating net income per
participating unvested share-basic	15,782,530	11,292,535	7,733,645
Weighted average shares outstanding used in computing basic
net income per Series A share	32,603,760	8,356,247	-
Weighted average shares outstanding used in computing basic
net income per Series B share	37,878,789	9,755,085	-
Weighted average shares outstanding used in computing basic
net income per Series C share	7,659,818	2,057,209	-
Weighted average ordinary shares outstanding used in computing diluted
net income per Class A and Class B ordinary share(ii)	71,350,571	172,992,515	183,623,235
Net income per Class A and Class B ordinary share-basic	0.05	0.10	0.26
Net income per participating unvested share-basic	0.05	0.10	0.26
Net income per Series A share-basic	0.06	0.02	NA
Net income per Series B share-basic	0.06	0.03	NA
Net income per Series C share-basic	0.13	0.12	NA
Net income per Class A and Class B ordinary share-diluted	0.05	0.09	0.25

(i)	The net income attributable to Qihoo 360 Technology Co. Ltd. was allocated among Class A and Class B ordinary shares, preferred shares and certain nonvested shares (see Note 17) pro rata on the basis of their right to participate in dividends.

(ii)	The calculation of the weighted average number of Class A and Class B ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2011, the incremental weighted average number of 19,578,504 and 4,345,724 ordinary shares from the assumed conversion of Series A, B and C preferred shares, and the exercise of share options using the treasure stock method, respectively, has been included in the dilutive securities.